Condensed Consolidating Balance Sheet (Detail) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Assets
Due from Affiliate
Investment in subsidiaries
Total assets	6,605,549	5,938,427	5,562,411
Liabilities
Due to Affiliate	36,815	59,897	2,963
Total liabilities	4,030,661	3,919,643	3,717,948
Shareholders' equity:
Ordinary shares, value	205	25	25
Accumulated other comprehensive income (loss)	(33,098)	(17,619)	(19,794)
Retained earnings (deficit)	(233,563)	(299,185)	(467,741)
Total shareholders' equity	2,552,697	2,010,318	1,836,657
Total liabilities and shareholders' equity	6,605,549	5,938,427	5,562,411
Norwegian Cruise Line Holdings Ltd.
Assets
Due from Affiliate		5,943	3,680
Investment in subsidiaries		2,010,318	1,836,657
Total assets		2,016,261	1,840,337
Liabilities
Due to Affiliate		5,943	3,680
Total liabilities		5,943	3,680
Shareholders' equity:
Ordinary shares, value		25	25
Additional paid-in capital		2,327,097	2,324,167
Accumulated other comprehensive income (loss)		(17,619)	(19,794)
Retained earnings (deficit)		(299,185)	(467,741)
Total shareholders' equity		2,010,318	1,836,657
Total liabilities and shareholders' equity		$ 2,016,261	$ 1,840,337